UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07090

Name of Fund:  BlackRock California Insured Municipal 2008 Term Trust, Inc. (BFC)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock California Insured Municipal 2008 Term Trust, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2007

Date of reporting period: 07/01/2007 – 09/30/2007

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2007
 BlackRock California Insured Municipal 2008 Term Trust (BFC)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		LONG-TERM INVESTMENTS—85.9%
		California—76.0%
$1,060		Anaheim Union High Sch. Dist., Sch.
		Impvts. Ad Valorem Ppty. Tax GO, Ser.
		A, 3.50%, 8/01/08, FSA	$1,060,837
2,600		Castaic Lake Wtr. Agcy., Non-Terminable
		Lease COP, Wtr. Sys. Impvt. Proj., Ser.
		A, 7.25%, 8/01/10, MBIA	2,853,110
1,000		City of Chula Vista, Pub. Impvts. Lease
		Abatement COP, Police Fac. Proj., 4.00%,
		8/01/08, MBIA	1,004,320
5,500	[1]	Clovis Unified Sch. Dist., Sch. Impvts. Ad
		Valorem Ppty. Tax GO, Ser. B, Zero
		Coupon, 8/01/08, FGIC	5,339,950
2,635		Cnty. of Alameda, Lease Approp. COP, Ser.
		A, 3.80%, 12/01/08, MBIA	2,644,829
11,000		Cnty. of San Diego, Lease Abatement COP,
		5.625%, 9/01/12, AMBAC	11,450,670
7,500		Dept. of Wtr. Recs., Cash Flow Mgmt.
		Elec., Pwr. & Lt. RB, Ser. A, 3.125%,
		5/01/08, FSA	7,483,950
1,855	[1]	El Paso de Robles, Pub. Impvts. Ad
		Valorem Ppty. Tax GO, Ser. A, Zero
		Coupon, 8/01/09, FGIC	1,735,761
4,025		Elsinore Valley Mun. Wtr. Dist., Non-
		Terminable Lease COP, Ser. A, 6.00%,
		7/01/09, FGIC	4,140,719
1,245		Long Beach Brd. Fin. Auth., Cash Flow
		Mgmt. TA, Redev. Proj., 3.50%, 8/01/08,
		AMBAC	1,245,261
		Los Angeles Cnty. Cap. Asset Leasing
		Corp., Lease Abatement RB,
2,910		3.80%, 12/01/07, AMBAC	2,922,077
8,090		3.85%, 12/01/08, AMBAC	8,322,264
8,600		4.05%, 12/01/09, AMBAC	9,058,982
4,405		Los Angeles Cnty. Met. Transp. Auth., Spl.
		Assmt. RB, Spl. Benefit Assmt. Dist. A1
		Proj., 3.75%, 9/01/08, AMBAC	4,417,642
2,660[1]		Los Angeles Unified Sch. Dist., Sch.
		Impvts. Lease Abatement COP, Ser. B,
		3.00%, 10/01/08, FSA	2,640,954
1,000		Mount Diablo Unified Sch. Dist., Sch.
		Impvts. Ad Valorem Ppty. Tax GO,
		3.50%, 8/01/08, FSA	1,000,790
1,000		Orange Cnty. Local Transp. Auth., Misc.
		Sales Tax RB, 6.00%, 2/15/09, MBIA	1,034,320
2,495	[1]	Pasadena Unified Sch. Dist., Sch. Impvts.
		Ad Valorem Ppty. Tax GO, Ser. C,
		3.50%, 11/01/08, FSA	2,494,950
3,000		Pub. Impvts. GO, 5.50%, 2/01/10, MBIA	3,135,000
15,000		Pub. Impvts. Misc. GO, 6.30%, 9/01/08,
		MBIA	15,381,300
2,100		Pub. Wks. Brd., Elec., Pwr. & Lt. Impvts.
		Misc. RB, Energy Efficiency Proj., Ser.
		A, 5.625%, 10/01/08, AMBAC	2,103,549
2,000		Recreational Fac. Impvts. Ad Valorem Ppty.
		Tax GO, 6.25%, 9/01/08, FGIC	2,049,940
3,345		Sacramento City Fing. Auth., Pub. Impvts.
		Lease Abatement RB, City Hall & Redev.
		Projs., Ser. A, 3.50%, 12/01/08, FSA	3,344,900
		Sacramento Mun. Util. Dist.,
3,750	[1]	Elec., Pwr. & Lt. RB, Ser. C, 5.75%,
		11/15/08, FGIC	3,784,987
Principal
Amount
(000)			Description	Value
			California— (cont'd)
	$2,950	[1]	Elec., Pwr. & Lt. RB, Ser. C, 5.75%,
			11/15/09, MBIA	$3,048,648
	825	[1]	Swr. RB, Ser. C, 5.75%, 11/15/07, MBIA	826,939
	3,855	[1]	San Bernardino Cnty. Transp. Auth., Hwy.
			Impvts. Sales Tax RB, 6.00%, 3/01/10,
			FGIC	3,967,913
			San Diego Cnty. Regl. Transp. Comm.,
			Hwy. Impvts. Sales Tax RB,
	1,285	[1]	Ser. A, 6.00%, 4/01/08, FGIC	1,298,377
	4,030	[1]	Ser. A, 6.00%, 4/01/08, MBIA	4,071,952
	1,000		San Mateo Cnty. Cmnty. Coll. Dist., Univ.
			& Coll. Impvts. Ad Valorem Ppty. Tax
			GO, Ser. A, 3.30%, 9/01/08, FGIC	998,610
			Santa Ana Unified Sch. Dist., Sch. Impvts.
			Ad Valorem Ppty. Tax GO,
	1,000		Ser. B, Zero Coupon, 8/01/08, FGIC	970,660
	2,000		Ser. B, Zero Coupon, 8/01/09, FGIC	1,871,440
	3,000		Sch. Impvts. Misc. GO, 5.50%, 4/01/09,
			MBIA	3,090,960
				120,796,561
			Puerto Rico—9.9%
			Elec. Pwr. Auth., Elec., Pwr. & Lt. Impvts.
			RB,
	5,280		Ser. DD, 5.00%, 7/01/09, FSA	5,418,019
	6,000		Ser. DD, 5.00%, 7/01/10, FSA	6,152,760
	4,000		Mun. Fin. Agcy., Cash Flow Mgmt. Ad
			Valorem Ppty. Tax GO, Ser. A, 5.625%,
			8/01/10, FSA	4,186,200
				15,756,979
			Total Long-Term Investments (cost
			$133,722,801)	136,553,540
			SHORT-TERM INVESTMENTS—13.5%
			California—13.5%
	300	[2]	City of Fremont, Pub. Impvts. Lease
			Abatement COP, Maintenance Ctrl. &
			Fire Proj., 3.73%, 10/04/07, AMBAC,
			FRWD	300,000
	5,700	[2]	City of Los Angeles, Wstwtr. Sys. RB, Ser.
			B, 3.70%, 10/04/07, FGIC, FRWD	5,700,000
	800	[2]	Infrastructure & Econ. Dev. Bank, Indl.
			Impvts. RB, Rand Corp. Proj., Ser. B,
			3.84%, 10/01/07, AMBAC, FRDD	800,000
	2,325	[2]	Orange Cnty. San. Dist., Lease COP, 3.85%,
			10/01/07, AMBAC, FRDD	2,325,000
	7,055	[2]	Orange Cnty. Transp. Auth., Trans. RB, 91
			Express Lanes Proj., Ser. B-1, 3.73%,
			10/04/07, AMBAC, FRWD	7,055,000
	5,250	[2]	Pittsburg Redev. Agcy., Econ. Impvts. TA,
			Los Medanos Cmnty. Proj., Ser. A,
			3.98%, 10/01/07, AMBAC, FRDD	5,250,000
			Total Short-Term Investments (cost
			$21,430,000)	21,430,000
Total Investments—99.4% (cost $155,152,8013)				$157,983,540
Other assets in excess of liabilities—0.6%				1,001,110
Net Assets—100%				$158,984,650

[1]	Security is collateralized by Municipal or U.S. Treasury obligations.

[2]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of September 30, 2007.

[3]	Cost for federal income tax purposes is $155,050,608. The net unrealized appreciation on a tax basis is $2,932,932, consisting of $2,979,769 gross unrealized appreciation and $46,837 gross unrealized depreciation.

 BlackRock California Insured Municipal 2008 Term Trust (BFC)  (continued)
(Percentages shown are based on Net Assets)

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 100.0% of the Trust's net assets.

AMBAC	—	35.0%
FGIC	—	20.1%
FSA	—	21.4%
MBIA	—	23.5%

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.
COP	—	Certificate of Participation
FGIC	—	Financial Guaranty Insurance Co.
FRDD	—	Floating Rate Daily Demand
FRWD	—	Floating Rate Weekly Demand
FSA	—	Financial Security Assurance
GO	—	General Obligation
MBIA	—	Municipal Bond Insurance Assoc.
RB	—	Revenue Bond
TA	—	Tax Allocation

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Insured Municipal 2008 Term Trust, Inc.

By:	/s/ Donald C. Burke
Donald C. Burke,
President & Chief Executive Officer of
BlackRock California Insured Municipal 2008 Term Trust, Inc.

Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke,
President & Chief Executive Officer (principal executive officer) of
BlackRock California Insured Municipal 2008 Term Trust, Inc.

Date: November 20, 2007

By:	Neal J. Andrews
Neal J. Andrews,
Chief Financial Officer (principal financial officer) of
BlackRock California Insured Municipal 2008 Term Trust, Inc.

Date: November 20, 2007